UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 83.4%
	AIRLINES – 1.8%
87,933	Virgin America, Inc.*	$4,942,714

	APPLICATIONS SOFTWARE – 13.1%
288,410	Cvent, Inc.*3	10,302,005
268,823	Demandware, Inc.*3	20,134,843
246,615	inContact, Inc.*3	3,415,618
106,408	SciQuest, Inc.*	1,879,165
		35,731,631
	BROADCAST SERVICES/PROGRAMS – 6.1%
554,305	Starz - Class A*	16,584,806

	CHEMICALS-DIVERSIFIED – 3.0%
251,314	Axiall Corp.	8,195,349

	COMMERCIAL BANKS-EASTERN US – 3.0%
261,489	Suffolk Bancorp	8,187,221

	COMMERCIAL BANKS-SOUTHERN US – 0.1%
13,230	C1 Financial, Inc.*	308,656

	CONSUMER PRODUCTS-MISCELLANEOUS – 0.5%
52,016	Tumi Holdings, Inc.*3	1,390,908

	ELECTRONIC COMPONENTS-SEMICONDUCTOR – 0.7%
89,760	Fairchild Semiconductor International, Inc.*3	1,781,736

	GAS-DISTRIBUTION – 7.2%
297,461	AGL Resources, Inc.[3]	19,623,502

	HEALTH CARE COST CONTAINMENT – 3.7%
292,363	ExamWorks Group, Inc.*	10,188,850

	HOTELS & MOTELS – 12.3%
268,616	Diamond Resorts International, Inc.*	8,047,735
344,261	Starwood Hotels & Resorts Worldwide, Inc.[3]	25,458,101
		33,505,836
	INTERNET CONTENT-INFO – 0.9%
13,151	LinkedIn Corp. - Class A*	2,488,827

	MEDICAL PRODUCTS – 5.5%
407,448	LDR Holding Corp.*	15,055,204

	MEDICAL-BIOMEDICAL/GENERICS – 2.4%
214,170	Celator Pharmaceuticals, Inc.*3	6,463,651

	MEDICAL-HMO – 3.5%
53,222	Humana, Inc.[3]	9,573,573

	MOTION PICTURES & SERVICES – 4.8%
322,108	DreamWorks Animation SKG, Inc. - Class A*3	13,164,554

	PROPERTY/CASUALTY INSURANCE – 0.8%
66,750	National Interstate Corp.[3]	2,019,187

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	REITS-MORTGAGES – 0.3%
48,124	Hatteras Financial Corp. - REIT	$789,234

	SEMICONDUCTOR EQUIPMENT – 11.8%
439,473	KLA-Tencor Corp.[3]	32,191,397

	THEATER – 1.9%
170,885	Carmike Cinemas, Inc.*3	5,147,056

	TOTAL COMMON STOCKS (Cost $224,947,622)	227,333,892

Principal Amount
	SHORT-TERM INVESTMENTS – 6.5%
$17,675,472	UMB Money Market Fiduciary, 0.01%[2]	17,675,472

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,675,472)	17,675,472

	TOTAL INVESTMENTS – 89.9% (Cost $242,623,094)	245,009,364
	Other Assets in Excess of Liabilities – 10.1%	27,413,795

	TOTAL NET ASSETS – 100.0%	$272,423,159

Number of Shares
	SECURITIES SOLD SHORT – (21.6)%
	COMMON STOCKS – (21.6)%
	COMMERCIAL BANKS-SOUTHERN US – (0.1)%
(3,892)	Bank of the Ozarks, Inc.	(146,028)

	HOTELS & MOTELS – (6.7)%
(275,402)	Marriott International, Inc. - Class A	(18,303,217)

	MEDICAL-HMO – (1.9)%
(43,538)	Aetna, Inc.	(5,317,296)

	MOTION PICTURES & SERVICES – (2.8)%
(376,041)	Lions Gate Entertainment Corp.[1]	(7,607,309)

	REITS-MORTGAGES – (0.2)%
(47,614)	Annaly Capital Management, Inc. - REIT	(527,087)

	S & L/THRIFTS-EASTERN US – (3.1)%
(581,807)	People's United Financial, Inc.	(8,529,291)

	SEMICONDUCTOR EQUIPMENT – (6.8)%
(219,531)	Lam Research Corp.	(18,453,776)

	TOTAL COMMON STOCKS (Proceeds $58,106,202)	(58,884,004)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.0)%
	CALL OPTIONS – 0.0%
(62)	Anacor Pharmaceuticals, Inc.*	—

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Value

TOTAL CALL OPTIONS (Proceeds $12,439)	$—

TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $12,439)	—

TOTAL SECURITIES SOLD SHORT (Proceeds $58,118,641)	$(58,884,004)

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Vivaldi Merger Arbitrage Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Note 1 – Organization
Vivaldi Merger Arbitrage Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation.

The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares, prior to which its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a $3,071,881 transfer of shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”).  This exchange was nontaxable, whereby the Fund’s Class I issued 307,251 shares for the net assets of the Company on October 1, 2015.  Assets with a fair market value of $3,071,881 consisting of cash, interest receivable and securities of the Company with a fair value of $2,292,954 (identified cost of investments transferred were $2,271,450) and cash were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality, and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Vivaldi Merger Arbitrage Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2016 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At June 30, 2016, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$242,623,094

Gross unrealized appreciation	$3,425,007
Gross unrealized depreciation	(1,038,737)

Net unrealized appreciation on investments	$2,386,270

Vivaldi Merger Arbitrage Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2016 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$227,333,892	$-	$-	$227,333,892
Short-Term Investments	17,675,472	-	-	17,675,472
Total Assets	$245,009,364	$-	$-	$245,009,364

Liabilities
Securities Sold Short
Common Stocks*	$58,884,004	$-	$-	$58,884,004
Written Options Contracts	-	0	-	0
Total Liabilities	$58,884,004	$0	$-	$58,884,004

Vivaldi Merger Arbitrage Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2016 (Unaudited)

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period.  There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	08/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	08/29/2016

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	08/29/2016

* Print the name and title of each signing officer under his or her signature.